PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2020 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				€ 670	$ 670	€ 610
Current service cost				28		24
Interest cost / (income)				11		16
Past service cost			€ (36)	2		(1)
Immediate recognition of gains arising over the year				2		2
Administration expenses				2		2
Remeasurements due to:
—actual return less interest on plan assets				(28)		(54)
—changes in financial assumptions				67		126
—changes in demographic assumptions				(10)		(4)
—experience losses				(3)		(9)
Effects of changes in foreign exchange rates				(24)		8
Benefits paid				(25)		(25)
Contributions by the Group				(28)		(25)
Contributions by the plan participants				0		0
Closing balance	€ 664			664		670
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Past service cost	(3)	€ (2)		(2)
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				1,115		990
Current service cost				28		24
Interest cost / (income)				19		26
Past service cost				2		(1)
Immediate recognition of gains arising over the year				2		2
Administration expenses				0		0
Remeasurements due to:
—actual return less interest on plan assets				0		0
—changes in financial assumptions				67		126
—changes in demographic assumptions				(10)		(4)
—experience losses				(3)		(9)
Effects of changes in foreign exchange rates				(44)		19
Benefits paid				(59)		(63)
Contributions by the Group				0		0
Contributions by the plan participants				5		5
Closing balance	1,122			1,122		1,115
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				895		789
Current service cost				21		17
Interest cost / (income)				13		18
Past service cost				0		(2)
Immediate recognition of gains arising over the year				0		0
Administration expenses				0		0
Remeasurements due to:
—actual return less interest on plan assets				0		0
—changes in financial assumptions				51		101
—changes in demographic assumptions				(6)		(2)
—experience losses				(4)		(3)
Effects of changes in foreign exchange rates				(27)		16
Benefits paid				(41)		(43)
Contributions by the Group				0		0
Contributions by the plan participants				4		4
Closing balance	906			906		895
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				220		201
Current service cost				7		7
Interest cost / (income)				6		8
Past service cost				2		1
Immediate recognition of gains arising over the year				2		2
Administration expenses				0		0
Remeasurements due to:
—actual return less interest on plan assets				0		0
—changes in financial assumptions				16		25
—changes in demographic assumptions				(4)		(2)
—experience losses				1		(6)
Effects of changes in foreign exchange rates				(17)		3
Benefits paid				(18)		(20)
Contributions by the Group				0		0
Contributions by the plan participants				1		1
Closing balance	216			216		220
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				(445)		(380)
Current service cost				0		0
Interest cost / (income)				(8)		(10)
Past service cost				0		0
Immediate recognition of gains arising over the year				0		0
Administration expenses				2		2
Remeasurements due to:
—actual return less interest on plan assets				(28)		(54)
—changes in financial assumptions				0		0
—changes in demographic assumptions				0		0
—experience losses				0		0
Effects of changes in foreign exchange rates				20		(11)
Benefits paid				34		38
Contributions by the Group				(28)		(25)
Contributions by the plan participants				(5)		(5)
Closing balance	€ (458)			€ (458)		€ (445)